Submission	Jul. 20, 2026
Submission [Line Items]
Central Index Key	0001722606
Registrant Name	Metalla Royalty & Streaming Ltd.
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES